Notes Payable with a Related Party (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Jan. 29, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 28, 2020	May 12, 2020
Debt Instrument [Line Items]
Interest on convertible debt with a related party		$ 0	$ 618
Inclusive Capital Partners Spring Master Fund, L.P.
Debt Instrument [Line Items]
Principal amount					$ 2,000
Interest rate					9.50%
Convertible Debt
Debt Instrument [Line Items]
Principal amount			30,000
Interest on convertible debt with a related party			$ 618
Convertible Debt | Inclusive Capital Partners Spring Master Fund, L.P.
Debt Instrument [Line Items]
Principal amount				$ 30,000
Interest rate				8.00%
Conversion price (in dollars per share)	$ 9.50
Convertible Debt | Common stock, $0.0001 par value per share
Debt Instrument [Line Items]
Shares issued upon conversion (in shares)	3,242